Document and Entity Information Document and Entity Information	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2022
Entity Registrant Name	Encompass Health Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10315
Entity Tax Identification Number	63-0860407
Entity Address, Address Line One	9001 Liberty Parkway
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	967-7116
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EHC
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000785161